Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Service	$ 4,328,654	$ 4,443,491	$ 4,952,603
Equipment and product sales	680,784	457,745	392,674
Total operating revenues	5,009,438	4,901,236	5,345,277
Operating expenses
Cost of services (excluding Depreciation, amortization and accretion reported below)	1,164,658	1,118,183	1,274,625
Cost of equipment and products	1,346,811	1,107,133	997,945
Selling, general and administrative	1,865,807	1,947,778	2,033,901
Depreciation, amortization and accretion	836,532	1,018,077	813,626
Loss on impairment of assets	87,802		515
(Gain) loss on asset disposals, net	26,531	30,841	19,741
(Gain) loss on sale of business and other exit costs, net	(15,846)	(300,656)	21,061
(Gain) loss on license sales and exchanges	(112,993)	(255,479)
Total operating expenses	5,199,302	4,665,877	5,161,414
Operating income (loss)	(189,864)	235,359	183,863
Investment and other income (expense)
Equity in earnings of unconsolidated entities	131,965	132,714	92,867
Interest and dividend income	16,957	9,092	9,248
Gain (loss) on investments		14,547	(3,718)
Interest expense	(111,397)	(98,811)	(86,745)
Other, net	115	(37)	720
Total investment and other income (expense)	37,640	57,505	12,372
Income (loss) before income taxes	(152,224)	292,864	196,235
Income tax expense (benefit)	(4,932)	126,043	73,582
Net income (loss)	(147,292)	166,821	122,653
Less: Net income (loss) attributable to noncontrolling interests, net of tax	(10,937)	24,894	40,792
Net income (loss) attributable to TDS shareholders	(136,355)	141,927	81,861
TDS Preferred dividend requirement	(49)	(49)	(50)
Net income (loss) available to common shareholders	$ (136,404)	$ 141,878	$ 81,811
Basic weighted average shares outstanding	108,485	108,490	108,671
Basic earnings (loss) per share attributable to TDS shareholders	$ (1.26)	$ 1.31	$ 0.75
Diluted weighted average shares outstanding	108,485	109,132	108,937
Diluted earnings (loss) per share attributable to TDS shareholders	$ (1.26)	$ 1.29	$ 0.75
Dividends per share to TDS shareholders	$ 0.54	$ 0.51	$ 0.49